Lease - Schedule of Operating Lease Payments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Operating Lease Payments [Abstract]
2025 (remining)	¥ 441	¥ 1,354
2026	217	131
Total undiscounted operating lease payments	658	1,485
Less: imputed interest	(10)	(23)
Present value of operating lease liabilities	¥ 648	¥ 1,462